12. REVENUES (Details Narrative) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Deferred revenue	$ 55,649	$ 77,514
Product Deposits [Member]
Deferred revenue	26,304
Maintenance Fees [Member]
Deferred revenue	$ 29,344